Allowance for Losses on Loans - Impaired Loans Based on Loan Types (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 199,545	$ 251,274
Unpaid Principal Balance	214,712	289,340
Related Allowance	3,388	4,156
Average Recorded Investment	228,398	274,530
Amount of related allowance included in specific reserves	517	126
Amount of related allowance included in general reserves	2,871	4,030
Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	158,668	203,266
Unpaid Principal Balance	163,149	210,047
Related Allowance	2,871	4,030
Average Recorded Investment	181,826	224,094
Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,698
Unpaid Principal Balance	2,818
Related Allowance	0
Average Recorded Investment	1,349
Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	148
Unpaid Principal Balance	0	165
Related Allowance	0	0
Average Recorded Investment	74	231
Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded Investment	921	420
Unpaid Principal Balance	971	8,298
Related Allowance	0	1
Average Recorded Investment	611	752
Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,227	8,157
Unpaid Principal Balance	5,626	8,856
Related Allowance	9	0
Average Recorded Investment	6,709	9,407
Multi-family
Financing Receivable, Impaired [Line Items]
Recorded Investment	448	632
Unpaid Principal Balance	448	3,724
Related Allowance	4	5
Average Recorded Investment	541	1,772
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	15,679	27,969
Unpaid Principal Balance	21,768	39,194
Related Allowance	150	120
Average Recorded Investment	21,603	28,457
Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded Investment	14,428	8,279
Unpaid Principal Balance	17,652	14,321
Related Allowance	354	0
Average Recorded Investment	13,703	7,722
HELOC
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,386	2,218
Unpaid Principal Balance	2,154	3,018
Related Allowance	0	0
Average Recorded Investment	1,845	1,938
Consumer
Financing Receivable, Impaired [Line Items]
Recorded Investment	90	185
Unpaid Principal Balance	126	1,717
Related Allowance	0	0
Average Recorded Investment	137	157
Impaired loans with no related allowance recorded
Financing Receivable, Impaired [Line Items]
Recorded Investment	42,687	43,897
Unpaid Principal Balance	49,425	75,267
Related Allowance	0	0
Average Recorded Investment	43,292	40,392
Impaired loans with no related allowance recorded | Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	18,872	21,325
Unpaid Principal Balance	20,050	23,880
Related Allowance	0	0
Average Recorded Investment	20,097	19,371
Impaired loans with no related allowance recorded | Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,698
Unpaid Principal Balance	2,818
Related Allowance	0
Average Recorded Investment	1,349
Impaired loans with no related allowance recorded | Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	148
Unpaid Principal Balance	0	165
Related Allowance	0	0
Average Recorded Investment	74	231
Impaired loans with no related allowance recorded | Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded Investment	814	330
Unpaid Principal Balance	814	8,208
Related Allowance	0	0
Average Recorded Investment	572	176
Impaired loans with no related allowance recorded | Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded Investment	311	208
Unpaid Principal Balance	336	330
Related Allowance	0	0
Average Recorded Investment	260	431
Impaired loans with no related allowance recorded | Multi-family
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	139
Unpaid Principal Balance	0	3,231
Related Allowance	0	0
Average Recorded Investment	70	748
Impaired loans with no related allowance recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,425	12,890
Unpaid Principal Balance	14,035	22,487
Related Allowance	0	0
Average Recorded Investment	11,158	11,466
Impaired loans with no related allowance recorded | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,137	8,279
Unpaid Principal Balance	10,146	14,321
Related Allowance	0	0
Average Recorded Investment	9,208	7,425
Impaired loans with no related allowance recorded | HELOC
Financing Receivable, Impaired [Line Items]
Recorded Investment	410	490
Unpaid Principal Balance	1,170	1,212
Related Allowance	0	0
Average Recorded Investment	450	487
Impaired loans with no related allowance recorded | Consumer
Financing Receivable, Impaired [Line Items]
Recorded Investment	20	88
Unpaid Principal Balance	56	1,433
Related Allowance	0	0
Average Recorded Investment	54	57
Impaired loans with an allowance recorded
Financing Receivable, Impaired [Line Items]
Recorded Investment	156,858	207,377
Unpaid Principal Balance	165,287	214,073
Related Allowance	3,388	4,156
Average Recorded Investment	185,106	234,138
Impaired loans with an allowance recorded | Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	139,796	181,941
Unpaid Principal Balance	143,099	186,167
Related Allowance	2,871	4,030
Average Recorded Investment	161,729	204,723
Impaired loans with an allowance recorded | Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded Investment	107	90
Unpaid Principal Balance	157	90
Related Allowance	0	1
Average Recorded Investment	39	576
Impaired loans with an allowance recorded | Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,916	7,949
Unpaid Principal Balance	5,290	8,526
Related Allowance	9	0
Average Recorded Investment	6,449	8,976
Impaired loans with an allowance recorded | Multi-family
Financing Receivable, Impaired [Line Items]
Recorded Investment	448	493
Unpaid Principal Balance	448	493
Related Allowance	4	5
Average Recorded Investment	471	1,024
Impaired loans with an allowance recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,254	15,079
Unpaid Principal Balance	7,733	16,707
Related Allowance	150	120
Average Recorded Investment	10,445	16,991
Impaired loans with an allowance recorded | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,291	0
Unpaid Principal Balance	7,506	0
Related Allowance	354	0
Average Recorded Investment	4,495	297
Impaired loans with an allowance recorded | HELOC
Financing Receivable, Impaired [Line Items]
Recorded Investment	976	1,728
Unpaid Principal Balance	984	1,806
Related Allowance	0	0
Average Recorded Investment	1,395	1,451
Impaired loans with an allowance recorded | Consumer
Financing Receivable, Impaired [Line Items]
Recorded Investment	70	97
Unpaid Principal Balance	70	284
Related Allowance	0	0
Average Recorded Investment	$ 83	$ 100